RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of professional fees (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
CFO and Former Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Professional fees	$ 1,000	$ 0	$ 0
Company controlled by the Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Professional fees	9,429	0	0
Related parties [Member]
Disclosure of transactions between related parties [line items]
Professional fees	$ 10,429	$ 0	$ 0